Disclosures About Fair Value of Financial Instruments - Schedule of Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		$ 252,635	$ 104,789
Loans, net		3,550,675	3,088,344
Mortgage servicing rights		1,083	1,065
Deposits		4,367,106	3,892,705
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	[1]	252,635	104,789
Loans, net	[1]	3,372,666	2,992,161
Mortgage servicing rights	[1]	1,398	1,252
Deposits	[1]	3,885,724	3,210,581
Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		252,635	104,789
Loans, net		0	0
Mortgage servicing rights		0	0
Deposits		0	0
Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		0	0
Loans, net		0	0
Mortgage servicing rights		1,398	1,252
Deposits		0	0
Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		0	0
Loans, net		3,372,666	2,992,161
Mortgage servicing rights		0	0
Deposits		$ 3,885,724	$ 3,210,581

[1]	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market- participant would realize in a hypothetical orderly transaction.